Financial Risk (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Net effect of changes in allowance for expected credit losses	$ 13,576	$ 11,849	$ 56,382
Financial instruments that have been derecognized during the year	(30,007)	(39,259)	(34,220)
New financial assets originated or purchased	14,967	27,840	35,353
Write-offs	5,750	0
Securities at amortized cost
Credit risk
Financial assets at beginning of period	74,547
Net effect of changes in allowance for expected credit losses	38	(18)	(48)
Financial instruments that have been derecognized during the year	(86)	(46)	(64)
New financial assets originated or purchased	430	37	56
Financial assets at end of period	164,074	74,547
Securities at FVOCI
Credit risk
Financial assets at beginning of period	5,094
Net effect of changes in allowance for expected credit losses	0		(63)
Financial instruments that have been derecognized during the year	0	(173)
New financial assets originated or purchased	43		14
Financial assets at end of period	231,348	5,094
Loans at amortized cost
Credit risk
Financial assets at beginning of period	5,892,997
Net effect of changes in allowance for expected credit losses	13,459	11,714	56,311
Financial instruments that have been derecognized during the year	(28,036)	(36,534)	(27,490)
New financial assets originated or purchased	12,828	25,695	32,355
Financial assets at end of period	4,911,397	5,892,997
Loan commitments and financial guarantees contracts
Credit risk
Financial assets at beginning of period	609,054
Net effect of changes in allowance for expected credit losses	79	153	182
Financial instruments that have been derecognized during the year	(1,885)	(2,506)	(6,666)
New financial assets originated or purchased	1,666	2,108	2,928
Financial assets at end of period	639,264	609,054
Loss allowance | Securities at amortized cost
Credit risk
Financial assets at beginning of period	(113)	140
Transfer to lifetime expected credit losses	0
Net effect of changes in allowance for expected credit losses	38	(18)
Financial instruments that have been derecognized during the year	(86)	(46)
New financial assets originated or purchased	430	37
Financial assets at end of period	(495)	(113)	140
Loss allowance | Securities at FVOCI
Credit risk
Financial assets at beginning of period		173
Financial instruments that have been derecognized during the year	43	(173)
Financial assets at end of period	(43)		173
Loss allowance | Loans at amortized cost
Credit risk
Financial assets at beginning of period	(99,307)	100,785
Transfer to lifetime expected credit losses	0
Transfer to credit-impaired financial instruments	0
Net effect of changes in allowance for expected credit losses	13,459	11,714
Financial instruments that have been derecognized during the year	(28,036)	(36,534)
New financial assets originated or purchased	12,828	25,695
Write-offs	(56,532)	(2,405)
Recoveries	139	52
Financial assets at end of period	(41,165)	(99,307)	100,785
Loss allowance | Loan commitments and financial guarantees contracts
Credit risk
Financial assets at beginning of period	(3,044)	3,289
Transfer to lifetime expected credit losses	0
Net effect of changes in allowance for expected credit losses	79	153
Financial instruments that have been derecognized during the year	(1,885)	(2,506)
New financial assets originated or purchased	1,666	2,108
Financial assets at end of period	(2,904)	(3,044)	3,289
Stage 3 | Loss allowance | Securities at amortized cost
Credit risk
Financial assets at beginning of period	0
Transfer to lifetime expected credit losses	0
Net effect of changes in allowance for expected credit losses	0
Financial instruments that have been derecognized during the year	0
New financial assets originated or purchased	0
Financial assets at end of period	0	0
Stage 3 | Loss allowance | Loans at amortized cost
Credit risk
Financial assets at beginning of period	(54,573)	49,439
Transfer to lifetime expected credit losses	0
Transfer to credit-impaired financial instruments	2,100
Net effect of changes in allowance for expected credit losses	(118)	7,987
Financial instruments that have been derecognized during the year	0	(500)
New financial assets originated or purchased	0
Write-offs	(52,106)	(2,405)
Recoveries	139	52
Financial assets at end of period	(4,588)	(54,573)	49,439
Stage 3 | Loss allowance | Loan commitments and financial guarantees contracts
Credit risk
Financial assets at beginning of period	0
Transfer to lifetime expected credit losses	0
Net effect of changes in allowance for expected credit losses	0
Financial instruments that have been derecognized during the year	0
New financial assets originated or purchased	0
Financial assets at end of period	0	0
Stage 1 | Loss allowance | Securities at amortized cost
Credit risk
Financial assets at beginning of period	(103)	113
Transfer to lifetime expected credit losses	(10)
Net effect of changes in allowance for expected credit losses	15	(1)
Financial instruments that have been derecognized during the year	(76)	(46)
New financial assets originated or purchased	430	37
Financial assets at end of period	(462)	(103)	113
Stage 1 | Loss allowance | Securities at FVOCI
Credit risk
Financial assets at beginning of period		33
Financial instruments that have been derecognized during the year	43	(33)
Financial assets at end of period	(43)		33
Stage 1 | Loss allowance | Loans at amortized cost
Credit risk
Financial assets at beginning of period	(28,892)	34,957
Transfer to lifetime expected credit losses	(886)	(2,488)
Transfer to credit-impaired financial instruments	0
Net effect of changes in allowance for expected credit losses	134	(2,154)
Financial instruments that have been derecognized during the year	(24,307)	(27,118)
New financial assets originated or purchased	12,828	25,695
Write-offs	0
Recoveries	0
Financial assets at end of period	(16,661)	(28,892)	34,957
Stage 1 | Loss allowance | Loan commitments and financial guarantees contracts
Credit risk
Financial assets at beginning of period	(2,683)	3,089
Transfer to lifetime expected credit losses	(96)
Net effect of changes in allowance for expected credit losses	37	(17)
Financial instruments that have been derecognized during the year	(1,864)	(2,497)
New financial assets originated or purchased	1,666	2,108
Financial assets at end of period	(2,426)	(2,683)	3,089
Stage 2 | Stage 2 | Loss allowance | Securities at amortized cost
Credit risk
Financial assets at beginning of period	(10)	27
Transfer to lifetime expected credit losses	10
Net effect of changes in allowance for expected credit losses	23	(17)
Financial instruments that have been derecognized during the year	(10)
New financial assets originated or purchased	0
Financial assets at end of period	(33)	(10)	27
Stage 2 | Stage 2 | Loss allowance | Securities at FVOCI
Credit risk
Financial assets at beginning of period		140
Financial instruments that have been derecognized during the year		(140)
Financial assets at end of period			140
Stage 2 | Stage 2 | Loss allowance | Loans at amortized cost
Credit risk
Financial assets at beginning of period	(15,842)	16,389
Transfer to lifetime expected credit losses	886	2,488
Transfer to credit-impaired financial instruments	(2,100)
Net effect of changes in allowance for expected credit losses	13,443	5,881
Financial instruments that have been derecognized during the year	(3,729)	(8,916)
New financial assets originated or purchased	0
Write-offs	(4,426)
Recoveries	0
Financial assets at end of period	(19,916)	(15,842)	16,389
Stage 2 | Stage 2 | Loss allowance | Loan commitments and financial guarantees contracts
Credit risk
Financial assets at beginning of period	(361)	200
Transfer to lifetime expected credit losses	96
Net effect of changes in allowance for expected credit losses	42	170
Financial instruments that have been derecognized during the year	(21)	(9)
New financial assets originated or purchased	0
Financial assets at end of period	$ (478)	$ (361)	$ 200